FT Vest Buffered Allocation Defensive ETF Annual Fund Operating Expenses - FT Vest Buffered Allocation Defensive ETF - FT Vest Buffered Allocation Defensive ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	1.01%
Expenses (as a percentage of Assets)	1.21%